Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 889,566	$ 860,400	$ 546,120
EXPENSES:
Voyage expenses	155,724	209,890	198,078
Charter hire expense	24,680	32,774	30,056
Vessel operating expenses	194,914	190,268	173,277
Depreciation and amortization	144,241	140,821	143,253
General and administrative expenses	33,339	29,854	29,130
(Gain) Loss on sale of vessels (Note 4)	(81,198)	440	5,817
Impairment charges (Note 4)	26,367	0	86,368
Total expenses	498,067	604,047	665,979
Operating income (loss)	391,499	256,353	(119,859)
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 7)	(100,821)	(50,253)	(31,407)
Interest income	14,582	2,000	703
Other, net	(176)	366	(18)
Total other expenses, net	(86,415)	(47,887)	(30,722)
Net income (loss)	305,084	208,466	(150,581)
Less: Net income attributable to the non-controlling interest	(4,902)	(4,232)	(820)
Net income (loss) attributable to Tsakos Energy Navigation Limited	300,182	204,234	(151,401)
Effect of preferred dividends (Note 10)	(30,184)	(34,724)	(33,603)
Deemed dividend on Series D Preferred Shares (Note 10)	(3,256)	0	0
Undistributed income to Series G participants	0	(1,250)	0
Deemed dividend on partially redeemed Series G Convertible Preferred Shares	0	0	(2,171)
Net income (loss) attributable to common stockholders of Tsakos Energy Navigation Limited	$ 266,742	$ 168,260	$ (187,175)
Earnings (Loss) per share, basic attributable to Tsakos Energy Navigation Limited common stockholders	$ 9.04	$ 6.02	$ (9.53)
Earnings (Loss) per share, diluted attributable to Tsakos Energy Navigation Limited common stockholders	$ 9.04	$ 6.01	$ (9.53)
Weighted average number of shares, basic	29,505,603	27,970,799	19,650,307
Weighted average number of shares, diluted	29,505,603	28,188,064	19,650,307